CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 529,518,517	$ 76,266,530	¥ 2,610,088,382	$ 375,930,921	¥ 926,207,744	¥ 630,733,451
Restricted cash	257,059,302	37,024,241	206,944,000
Prepaid expenses and other current assets	727,787,345	104,823,181	377,844,970
Total current assets	1,941,705,244	279,663,725	3,427,263,221
Total assets	8,160,959,100	1,175,422,599	7,800,919,884
Current liabilities:
Accrued expenses and other current liabilities	268,491,387	38,670,805	192,988,964
Income tax payable	5,436,989	783,089	89,220,792
Total current liabilities	1,396,109,166	201,081,547	1,881,993,966
Long-term debt	2,667,822,989	384,246,433	1,669,452,640
Total liabilities	4,169,829,559	600,580,378	3,852,846,606
Shareholders' equity:
Common shares, US$0.001 par value, 500,000,000 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized, 137,133,413 (including 64,123,625 Class A and 73,009,788 Class B) and 138,860,287 (including 67,547,921 Class A and 71,312,366 Class B) shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively	878,463	126,525	867,001
Additional paid-in capital	4,474,702,198	644,491,171	4,433,439,156
Accumulated other comprehensive income	43,201,465	6,222,305	74,554,822
Accumulated deficit	(527,652,585)	(75,997,780)	(560,787,701)
Total shareholders' equity	3,991,129,541	574,842,221	3,948,073,278		2,366,391,673	(956,651,075)
Total liabilities and shareholders' equity	¥ 8,160,959,100	$ 1,175,422,599	¥ 7,800,919,884
Common shares, par value | $ / shares		$ 0.001		$ 0.001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, shares issued	138,860,287	138,860,287	137,133,413	137,133,413
Common shares, shares outstanding	138,860,287	138,860,287	137,133,413	137,133,413
Class A Common Shares
Shareholders' equity:
Common shares, shares authorized	407,328,619	407,328,619	407,328,619	407,328,619
Common shares, shares issued	67,547,921	67,547,921	64,123,625	64,123,625
Common shares, shares outstanding	67,547,921	67,547,921	64,123,625	64,123,625
Class B Common Shares
Shareholders' equity:
Common shares, shares authorized	92,671,381	92,671,381	92,671,381	92,671,381
Common shares, shares issued	71,312,366	71,312,366	73,009,788	73,009,788
Common shares, shares outstanding	71,312,366	71,312,366	73,009,788	73,009,788
Parent company
Current assets:
Cash and cash equivalents	¥ 4,271	$ 615	¥ 3,998	$ 576	¥ 3,768,000	¥ 3,754,000
Restricted cash	10,733,202	1,545,903
Amounts due from subsidiaries	6,717,714,285	967,552,108	5,497,613,545
Prepaid expenses and other current assets	4,208,266	606,116	327,688
Total current assets	6,732,660,024	969,704,742	5,497,945,231
Total assets	6,732,660,024	969,704,742	5,497,945,231
Current liabilities:
Accrued expenses and other current liabilities	8,678,123	1,249,909	9,761,003
Income tax payable	4,169,661	600,556	88,231,790
Total current liabilities	12,847,784	1,850,465	97,992,793
Long-term debt	2,366,903,154	340,904,962	1,255,989,958
Deficits in subsidiaries and VIEs	361,779,545	52,107,094	195,889,202
Total liabilities	2,741,530,483	394,862,521	1,549,871,953
Shareholders' equity:
Common shares, US$0.001 par value, 500,000,000 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized, 137,133,413 (including 64,123,625 Class A and 73,009,788 Class B) and 138,860,287 (including 67,547,921 Class A and 71,312,366 Class B) shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively	878,463	126,525	867,001
Additional paid-in capital	4,474,702,198	644,491,171	4,433,439,156
Accumulated other comprehensive income	43,201,465	6,222,305	74,554,822
Accumulated deficit	(527,652,585)	(75,997,780)	(560,787,701)
Total shareholders' equity	3,991,129,541	574,842,221	3,948,073,278
Total liabilities and shareholders' equity	¥ 6,732,660,024	$ 969,704,742	¥ 5,497,945,231
Common shares, par value | $ / shares		$ 0.001		$ 0.001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, shares issued	138,860,287	138,860,287	137,133,413	137,133,413
Common shares, shares outstanding	138,860,287	138,860,287	137,133,413	137,133,413
Parent company | Class A Common Shares
Shareholders' equity:
Common shares, shares authorized	407,328,619	407,328,619	407,328,619	407,328,619
Common shares, shares issued	67,547,921	67,547,921	64,123,625	64,123,625
Common shares, shares outstanding	67,547,921	67,547,921	64,123,625	64,123,625
Parent company | Class B Common Shares
Shareholders' equity:
Common shares, shares authorized	92,671,381	92,671,381	92,671,381	92,671,381
Common shares, shares issued	71,312,366	71,312,366	73,009,788	73,009,788
Common shares, shares outstanding	71,312,366	71,312,366	73,009,788	73,009,788